Account Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable and Accrued Liabilities
Lease liabilities	$ 1,094.0	$ 1,140.7
Payables related to cost of sales	814.3	580.9
Salaries and employee benefit liabilities	599.0	568.2
Amounts withheld and accrued taxes	486.5	477.7
Deferred gift card, hospitality and other revenue	429.8	353.9
Income taxes payable	361.0	175.0
Pension and post retirement liabilities	145.7	253.9
Administrative and other	1,284.9	1,435.1
Accounts payable and accrued liabilities	5,215.2	4,985.4
Current	3,081.7	2,715.9
Non-current	2,133.5	2,269.5
Insurance and reinsurance companies
Accounts Payable and Accrued Liabilities
Lease liabilities	364.1	384.2
Salaries and employee benefit liabilities	500.5	482.6
Amounts withheld and accrued taxes	455.8	453.9
Deferred gift card, hospitality and other revenue	37.8	35.4
Income taxes payable	347.0	163.8
Pension and post retirement liabilities	132.9	237.4
Administrative and other	946.6	1,150.9
Accounts payable and accrued liabilities	2,784.7	2,908.2
Current	1,528.4	1,538.7
Non-current	1,256.3	1,369.5
Non-insurance companies
Accounts Payable and Accrued Liabilities
Lease liabilities	729.9	756.5
Payables related to cost of sales	814.3	580.9
Salaries and employee benefit liabilities	98.5	85.6
Amounts withheld and accrued taxes	30.7	23.8
Deferred gift card, hospitality and other revenue	392.0	318.5
Income taxes payable	14.0	11.2
Pension and post retirement liabilities	12.8	16.5
Administrative and other	338.3	284.2
Accounts payable and accrued liabilities	2,430.5	2,077.2
Current	1,553.3	1,177.2
Non-current	$ 877.2	$ 900.0